Short-Term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Short-Term Investments
4. SHORT-TERM INVESTMENTS

	As of December 31,
	2020	2021
	RMB	RMB
Wealth management products	536,401	884,996

The investment income from wealth management products for the years ended December
 31, 2019, 2020 and 2021 was RMB9,718,
R
MB
9,095 and
R
MB
24,744, respectively.